Other Income, Net - Schedule of Other Income, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Income, Net [Abstract]
Office rental income, net	$ 11,188	$ 246,273
Property management service income, net	102,919	50,421
Car rental income, net	169,540
Income from liquor sales	23,877
Liquidated damages from cancellation of liquor sales contract cancellation	42,264
Loss on disposal of assets	(23,963)	(68,282)
Other non-operating (expense) income	(1,001)	18,865
Other income, net	$ 324,825	$ 247,277